                           PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED OCTOBER 22, 1997
                                     TO THE
                       PROSPECTUS DATED SEPTEMBER 9, 1997

         This Supplement updates certain information contained in the prospectus of Pacific Advisors Fund Inc. (the "Prospectus"). You should affix this Supplement to your Prospectus and retain both the Supplement and Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, if you write to Pacific Advisors Fund Inc. (the "Company") at 206 North Jackson Street, Suite 201, Glendale, California 91206, or call 1-800-282-6693.

REPLACE THE ENTRIES FOR THE ANNUAL FUND OPERATING EXPENSES OF THE BALANCED FUND AND THE SMALL CAP FUND IN THE EXPENSE TABLE ON PAGE 2 WITH THE FOLLOWING:

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

*   *   *
BALANCED FUND
Management Fees                                                               0.35%(3)
Rule 12b-1 Fees (Service Fees)                                                0.08%(3)
Other Expenses                                                                3.53%(3)
Total Fund Operating Expenses (after fee waiver                               3.96%(3)
  or the assumption of expenses)

SMALL CAP FUND
Management Fees                                                               0.75%(3)
Rule 12b-1 Fees (Service Fees)                                                0.23%(3)
Other Expenses                                                                2.26%(3)
Total Fund Operating Expenses                                                 3.24%(3)

REPLACE NOTE (3) ON PAGE 2 WITH THE FOLLOWING:

(3) During the past fiscal year, the Manager agreed to reduce its investment management fee when Fund Operating Expenses exceeded the lowest applicable limit actually enforced by any state and to reimburse each Fund for any additional expenses that exceeded such limit. In addition, the Adviser voluntarily agreed to waive additional fees and/or reimburse additional expenses to reduce the annual Fund Operating Expenses for the Government Securities Fund, the Income and Equity Fund, and the Balanced Fund. Pursuant to legislation enacted in October 1996, state expense limitations on Fund Operating Expenses are no longer enforceable; accordingly, the Manager may determine that the reduction of its fees or reimbursement of expenses is not necessary. Nonetheless, the Manager, Co-Manager and the Advisers may voluntarily waive their management and advisory fees, respectively, and/or absorb certain expenses for each Fund. The Manager has advised the Company that currently (a) it will waive its management fee and/or absorb expenses to the extent necessary to maintain the total Fund

Operating Expenses of the Government Securities Fund and the Income and Equity Fund at 1.65% and 1.85%, respectively, of average net assets, (b) it will waive its management fee for the Balanced Fund by 0.40% of average net assets, and
(c) it will not waive its fee or absorb expenses of the Small Cap Fund. The Manager may discontinue or change these fee waiver and expense reimbursement arrangements at any time. In 1996, absent the voluntary waiver of fees and the assumption of expenses by the Manager and the Advisers, the management fees for the Government Securities Fund, the Income and Equity Fund, the Balanced Fund and the Small Cap Fund would have been 0.65%, 0.75%, 0.75%, and 0.75%, respectively, and the Other Expenses for the Government Securities Fund, the Income and Equity Fund, the Balanced Fund and the Small Cap Fund would have been 2.19%, 6.31%, 3.53% and 2.26%, respectively. For more information regarding the service fees under the Rule 12b-1 Plan see "DISTRIBUTION PLANS".

REPLACE THE ENTRIES FOR THE EXPENSE EXAMPLES FOR THE BALANCED FUND AND THE SMALL CAP FUND IN THE TABLE ON PAGE 3 WITH THE FOLLOWING:


======================================================================================================
  Fund                                 1 Year           3 Years          5 Years           10 Years
                                       ------           -------          -------           --------
======================================================================================================
     *   *   *
------------------------------------------------------------------------------------------------------
  BALANCED FUND                          $95              $171             $248              $449
------------------------------------------------------------------------------------------------------
  SMALL CAP FUND                         $88              $151             $216              $388
======================================================================================================

REPLACE THE SECOND SENTENCE OF THE NEXT TO THE LAST PARAGRAPH ON PAGE 3 WITH THE FOLLOWING:

The figures for the Government Securities Fund and the Income and Equity Fund shown reflect all of the fees and expenses incurred by those two Funds for the fiscal year ended December 31, 1996, adjusted to reflect fee waivers and expense reimbursements during that year. The figures for the Balanced Fund and Small Cap Fund reflect all of the fees and expenses incurred by those two Funds for the fiscal year ended December 31, 1996, restated to reflect those Fund's current fee waiver and expense reimbursement arrangements, as described in note
(3) above.

ADD THE FOLLOWING SENTENCE TO THE END OF THE FOURTH PARAGRAPH ON PAGE 15:

For a description of the current fee waiver and expense reimbursement arrangements between the Fund and the Manager, see "EXPENSES".

REPLACE INSTRUCTION 1 ON PAGE 18 WITH THE FOLLOWING:

         1.      Instruct your bank to wire federal funds to
                 Bank Name:                        UMB Bank, N.A.
                 ABA #:                            101000695
                 Further Credit to:                Pacific Advisors Funds
                                                   A/C #9870609932
                 (Your bank may charge you a fee for this service.)

REPLACE THE SECOND PARAGRAPH ON PAGE 35 WITH THE FOLLOWING:

         In prior years, the Manager agreed to assume the expenses of each Fund that exceeded the lowest applicable limit actually enforced by any state. In addition, the Adviser voluntarily agreed to waive additional fees and/or reimburse additional expenses to reduce the annual Fund Operating Expenses for the Government Securities Fund, the Income and Equity Fund, and the Balanced Fund. For the fiscal year ended December 31, 1996, the ratios of operating expenses (net of the Manager's expense reimbursements) to average net assets for the Government Securities Fund, Income and Equity Fund, Balanced Fund, and Small Cap Fund were 1.66%, 1.85%, 2.48%, and 2.91%, respectively.

         As of October 1996, state expense limitations on Fund Operating Expenses are no longer enforceable. Accordingly, the Manager has terminated the Expense Limitation Agreement. Nonetheless, the Manager, Co-Manager and the Advisers have continued voluntarily to waive their management and advisory fees, respectively, and/or absorb certain expenses for each Fund. The Manager has advised the Funds that currently (a) it will waive its management fee and/or absorb expenses to the extent necessary to maintain the total fund operating expenses of the Government Securities Fund and the Income and Equity Fund at 1.65% and 1.85%, respectively, of average net assets, (b) it will waive its management fee for the Balanced Fund by 0.40% of average net assets, and
(c) it will not waive its fee or absorb expenses of the Small Cap Fund. The Manager may discontinue or change these fee waiver and expense reimbursement arrangements at any time.

         The Company may reimburse the Manager for fees so waived and expenses so assumed at such time as such Fund's expenses do not exceed 2.5% of average net assets, the assets of such Fund are $20 million or greater, and the payment of such reimbursement would not cause such Fund's expenses to exceed 2.5% of average net assets. Any such reimbursement payments to the Manager will cause the relevant's Fund's operating expenses and expense ratio to be higher than they would otherwise be.

                           PACIFIC ADVISORS FUND INC.

                       SUPPLEMENT DATED OCTOBER 22, 1997
                                     TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 9, 1997

         This Supplement updates certain information contained in the Statement of Additional Information of Pacific Advisors Fund Inc. (the "SAI"). You should affix this Supplement to your SAI and retain both the Supplement and the SAI for future reference. You may obtain an additional copy of the SAI, free of charge, if you write to Pacific Advisors Fund Inc. (the "Company") at 206 North Jackson Street, Suite 201, Glendale, California 91206, or call 1-800-282-6693.

ADD THE FOLLOWING SENTENCES AT THE END OF THE THIRD PARAGRAPH ON PAGE S-3

Siegfried Kagawa owns more than 5% of the outstanding shares of the Manager.

REPLACE THE DESCRIPTION OF SIEGFRIED KAGAWA ON PAGE S-7 WITH THE FOLLOWING:

*Siegfried Kagawa                Chairman, Occidental Underwriters of Hawaii, Ltd.;
Director                         General Agent, Transamerica Life Companies (financial
1163 S. Beretania Street         services companies); Director, Pacific Global Investment
Honolulu, Hawaii 96814           Management Company

ADD THE FOLLOWING PARAGRAPH AT THE END OF THE TABLE ON PAGE S-7

Mr. Kagawa is an interested person of the Fund because he is a director of the Manager, he owns more than 5% of the Manager's voting shares, and he is a part owner of a company that acts as distributor for an off-shore investment company managed by the Manager.


107603.1